Summary of Significant Accounting Policies - Schedule of Contract Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Contract assets	¥ 1,103,191	¥ 773,790
Less: Allowance for uncollectible accounts	(759)	(605)	¥ (382)
Total	¥ 1,102,432	¥ 773,185